Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Convertible Securities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 4.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Specialty Retail 0.4%
Dick’s Sporting Goods, Inc.	50,000	5,979,000
Total Consumer Discretionary		5,979,000
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
EQT Corp.	250,000	10,602,500
Pioneer Natural Resources Co.	65,200	15,386,548
Total		28,284,763
Total Energy		28,284,763
Health Care 0.6%
Health Care Providers & Services 0.6%
Elevance Health, Inc.	17,000	9,059,640
Total Health Care		9,059,640
Information Technology 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc.	120,000	9,502,800
Total Information Technology		9,502,800
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Kite Realty Group Trust	340,000	7,752,000
Total Real Estate		7,752,000
Total Common Stocks (Cost $45,059,642)		60,578,203

Convertible Bonds(e) 78.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 2.2%
American Airlines Group, Inc.
07/01/2025	6.500%	12,840,000	14,515,620
JetBlue Airways Corp.
04/01/2026	0.500%	12,890,000	9,661,055
Southwest Airlines Co.
05/01/2025	1.250%	5,900,000	7,658,200
Total			31,834,875
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.6%
Lucid Group, Inc.(f)
12/15/2026	1.250%	15,860,000	8,822,125
Building Materials 0.7%
Patrick Industries, Inc.(f)
12/01/2028	1.750%	12,850,000	10,048,700
Cable and Satellite 4.2%
Cable One, Inc.
03/15/2028	1.125%	12,000,000	8,568,000
DISH Network Corp.
Subordinated
08/15/2026	3.375%	38,778,000	25,108,755
Liberty Broadband Corp.(f)
09/30/2050	2.750%	15,750,000	15,240,654
Liberty Media Corp-Liberty Formula One(f)
08/15/2027	2.250%	11,900,000	11,364,500
Total			60,281,909
Consumer Cyclical Services 5.4%
Airbnb, Inc.(g)
03/15/2026	0.000%	25,880,000	21,726,260
Alarm.com Holdings, Inc.(g)
01/15/2026	0.000%	15,000,000	12,050,970
Lyft, Inc.
05/15/2025	1.500%	10,350,000	8,968,275
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	12,350,000	11,528,725
Virgin Galactic Holdings, Inc.(f)
02/01/2027	2.500%	11,850,000	6,670,498
Zillow Group, Inc.
05/15/2025	2.750%	17,754,000	17,558,706
Total			78,503,434
Consumer Products 0.7%
Beauty Health Co. (The)(f)
10/01/2026	1.250%	13,850,000	10,740,675
Diversified Manufacturing 2.6%
Array Technologies, Inc.(f)
12/01/2028	1.000%	6,940,000	7,318,284
Bloom Energy Corp.
08/15/2025	2.500%	5,430,000	7,882,966
Enphase Energy, Inc.(g)
03/01/2028	0.000%	9,069,000	11,924,077
2	Columbia Convertible Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2022 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	11,488,000	10,735,536
Total			37,860,863
Electric 2.1%
CenterPoint Energy, Inc.(h)
Subordinated
09/15/2029	3.369%	286,500	11,497,245
NRG Energy, Inc.
06/01/2048	2.750%	7,430,000	8,447,910
Sunnova Energy International, Inc.(f)
02/15/2028	2.625%	10,820,000	9,884,070
Total			29,829,225
Food and Beverage 1.4%
Chefs’ Warehouse, Inc. (The)
12/01/2024	1.875%	7,510,000	8,339,855
Post Holdings, Inc.(f)
08/15/2027	2.500%	10,900,000	11,619,400
Total			19,959,255
Health Care 6.4%
CONMED Corp.(f)
06/15/2027	2.250%	14,367,000	12,736,345
Dexcom, Inc.
11/15/2025	0.250%	13,880,000	15,038,980
DexCom, Inc.
12/01/2023	0.750%	3,835,000	10,847,298
Exact Sciences Corp.
03/01/2028	0.375%	23,980,000	17,278,949
Insulet Corp.
09/01/2026	0.375%	9,830,000	14,012,665
Invacare Corp.
11/15/2024	5.000%	2,257,000	1,904,734
Natera, Inc.
05/01/2027	2.250%	8,873,000	11,374,077
NeoGenomics, Inc.
05/01/2025	1.250%	9,850,000	8,427,906
Total			91,620,954
Independent Energy 0.8%
Chesapeake Energy Escrow
09/15/2026	5.500%	10,200,000	229,500
Northern Oil and Gas, Inc.(f)
04/15/2029	3.625%	9,910,000	11,703,710
Total			11,933,210
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 4.3%
Carnival Corp.(f)
12/01/2027	5.750%	8,920,000	8,964,600
Live Nation Entertainment, Inc.
02/15/2025	2.000%	14,870,000	14,907,175
NCL Corp Ltd.(f)
02/15/2027	2.500%	33,550,000	26,135,450
Royal Caribbean Cruises Ltd.(f)
08/15/2025	6.000%	7,930,000	11,276,323
Total			61,283,548
Media and Entertainment 3.6%
Bilibili, Inc.(f)
12/01/2026	0.500%	21,700,000	13,792,123
fuboTV, Inc.
02/15/2026	3.250%	18,000,000	8,379,000
Snap, Inc.(f)
03/01/2028	0.125%	44,400,000	29,859,000
Total			52,030,123
Metals and Mining 3.4%
Allegheny Technologies, Inc.
06/15/2025	3.500%	3,510,000	7,190,235
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%	6,765,000	9,108,915
Lithium Americas Corp.(f)
01/15/2027	1.750%	16,780,000	14,380,460
MP Materials Corp.(f)
04/01/2026	0.250%	9,870,000	9,993,375
Peabody Energy Corp.(f)
03/01/2028	3.250%	4,910,000	8,894,465
Total			49,567,450
Other Industry 0.6%
KBR, Inc.
11/01/2023	2.500%	4,040,000	8,344,620
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.
03/15/2027	5.500%	8,920,000	7,849,600
Pebblebrook Hotel Trust
12/15/2026	1.750%	13,000,000	11,700,000
Total			19,549,600
Pharmaceuticals 9.4%
Alnylam Pharmaceuticals, Inc.(f)
09/15/2027	1.000%	13,880,000	14,358,860

Columbia Convertible Securities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2022 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BridgeBio Pharma, Inc.
02/01/2029	2.250%		22,700,000	9,108,375
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	9,314,017
Clovis Oncology, Inc.
05/01/2025	0.000%		21,000,000	1,575,000
Cytokinetics, Inc.(f)
07/01/2027	3.500%		10,410,000	11,503,050
Esperion Therapeutics, Inc.
11/15/2025	4.000%		15,900,000	7,805,747
Guardant Health, Inc.(g)
11/15/2027	0.000%		13,790,000	9,965,171
Halozyme Therapeutics, Inc.(f)
08/15/2028	1.000%		12,390,000	14,558,250
Insmed, Inc.
06/01/2028	0.750%		18,030,000	14,150,151
Ionis Pharmaceuticals, Inc.(g)
04/01/2026	0.000%		9,820,000	9,396,513
Jazz Investments I Ltd.
06/15/2026	2.000%		13,080,000	15,475,275
Sarepta Therapeutics, Inc.(f)
09/15/2027	1.250%		16,860,000	18,765,180
Total				135,975,589
Retailers 3.4%
Etsy, Inc.
06/15/2028	0.250%		23,630,000	20,605,360
Farfetch Ltd.
05/01/2027	3.750%		10,380,000	9,909,774
Wayfair, Inc.
08/15/2026	1.000%		13,775,000	7,906,850
Wayfair, Inc.(f)
09/15/2027	3.250%		13,880,000	11,159,520
Total				49,581,504
Technology 25.0%
2U, Inc.
05/01/2025	2.250%		18,750,000	12,571,875
Akamai Technologies, Inc.
09/01/2027	0.375%		17,725,000	18,079,500
Bandwidth, Inc.
03/01/2026	0.250%		14,750,000	10,815,703
Bentley Systems, Inc.
07/01/2027	0.375%		15,750,000	12,804,750
BigCommerce Holdings, Inc.
10/01/2026	0.250%		16,780,000	11,845,150
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bill.com Holdings, Inc.(g)
12/01/2025	0.000%	11,060,000	11,751,250
04/01/2027	0.000%	10,900,000	8,670,950
Coupa Software, Inc.
06/15/2026	0.375%	14,850,000	13,023,450
Datadog, Inc.
06/15/2025	0.125%	9,033,000	9,918,234
Dropbox, Inc.(g)
03/01/2028	0.000%	20,500,000	18,491,000
Envestnet, Inc.(f)
12/01/2027	2.625%	7,930,000	8,306,675
Everbridge, Inc.
12/15/2024	0.125%	10,850,000	9,641,304
indie Semiconductor, Inc.(f)
11/15/2027	4.500%	8,920,000	10,626,220
Infinera Corp.(f)
08/01/2028	3.750%	7,930,000	9,768,694
Lumentum Holdings, Inc.(f)
06/15/2028	0.500%	27,137,000	20,697,552
MACOM Technology Solutions Holdings, Inc.
03/15/2026	0.250%	13,881,000	14,230,959
Marathon Digital Holdings, Inc.(f)
12/01/2026	1.000%	17,780,000	4,418,712
MongoDB, Inc.
01/15/2026	0.250%	11,370,000	11,750,895
Okta, Inc.
06/15/2026	0.375%	29,000,000	23,548,000
ON Semiconductor Corp.(g)
05/01/2027	0.000%	6,860,000	10,502,660
Palo Alto Networks, Inc.
06/01/2025	0.375%	19,347,000	33,886,270
Shift4 Payments, Inc.
08/01/2027	0.500%	28,230,000	22,248,769
SMART Global Holdings, Inc.
02/15/2026	2.250%	10,960,000	11,502,520
Tyler Technologies, Inc.
03/15/2026	0.250%	10,850,000	10,340,050
Wolfspeed, Inc.(f)
12/01/2029	1.875%	18,353,000	19,032,061
Zscaler, Inc.
07/01/2025	0.125%	9,570,000	10,909,800
Total			359,383,003

4	Columbia Convertible Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2022 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.7%
CryoPort, Inc.(f)
12/01/2026	0.750%	13,850,000	10,121,765
Total Convertible Bonds (Cost $1,282,755,562)			1,137,272,427

Convertible Preferred Stocks 14.3%
Issuer		Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 1.1%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	13,000	15,969,460
Total Communication Services			15,969,460
Consumer Discretionary 0.9%
Auto Components 0.9%
Aptiv PLC	5.500%	111,400	13,425,928
Total Consumer Discretionary			13,425,928
Financials 1.9%
Banks 1.1%
Bank of America Corp.	7.250%	13,500	16,443,000
Capital Markets 0.8%
KKR & Co., Inc.	6.000%	169,900	10,737,680
Total Financials			27,180,680
Health Care 3.2%
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co.	6.000%	310,000	15,397,700
Boston Scientific Corp.	5.500%	138,100	15,597,014
Total			30,994,714
Life Sciences Tools & Services 1.1%
Danaher Corp.	5.000%	10,990	15,438,035
Total Health Care			46,432,749
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.7%
Professional Services 0.7%
Clarivate PLC	5.250%	238,550	10,195,627
Total Industrials			10,195,627
Information Technology 0.7%
Electronic Equipment, Instruments & Components 0.7%
Coherent Corp.	6.000%	60,000	10,014,293
Total Information Technology			10,014,293
Utilities 5.8%
Electric Utilities 4.4%
American Electric Power Co., Inc.	6.125%	415,000	21,812,400
NextEra Energy, Inc.	6.926%	841,000	41,452,890
Total			63,265,290
Multi-Utilities 1.4%
NiSource, Inc.	7.750%	180,000	19,407,600
Total Utilities			82,672,890
Total Convertible Preferred Stocks (Cost $208,927,499)			205,891,627

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(i),(j)	29,941,995	29,930,018
Total Money Market Funds (Cost $29,927,711)		29,930,018
Total Investments in Securities (Cost: $1,566,670,414)		1,433,672,275
Other Assets & Liabilities, Net		6,639,179
Net Assets		1,440,311,454

Columbia Convertible Securities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $2,295,715, which represents 0.16% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $2,295,715, which represents 0.16% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $438,682,413, which represents 30.46% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	665,824	510,666,984	(481,405,030)	2,240	29,930,018	3,243	327,502	29,941,995
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Convertible Securities Fund | Third Quarter Report 2022

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3QT134_02_N01_(01/23)